Merger and Reverse Recapitalization - Additional Information (Details)		3 Months Ended	9 Months Ended
	Jan. 13, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Business Acquisition [Line Items]
Warrants outstanding at merger				756,172,000	1,096,730,000
Common stock shares issued		106,754,588	106,754,588	48,376,052	17,454,353
Shares pledged to secure note receivable	2,000,000
Shareholder note, outstanding principal | $		$ 8,600,000	$ 8,600,000
Payment of Shareholder note receivable | $		0	$ 200,000
Cash escrow held for redemption | $	$ 11.57
Earnout Shares
Business Acquisition [Line Items]
Earnout commencement period			Jan. 13, 2025
Earnout ending period			Jan. 13, 2030
Number of consecutive trading days | Days			30
Number of trading days | Days			20
Fair value of earnout shares | $			$ 82,900,000
Stock based compensation expense | $		$ 3,800,000	$ 11,400,000
Shares forfeited during the period		182,180	237,669
Service period			5 years
Uunrecognized compensation cost | $		$ 68,600,000	$ 68,600,000
Put Option
Business Acquisition [Line Items]
Redemption value per share | $ / shares	$ 13.07
Common Stock [Member]
Business Acquisition [Line Items]
Shares issued for common stock		769,231	873,486
Common stock shares issued				17,519,999
Redemption value per share | $ / shares	$ 11.57
Common Stock [Member] | Earnout Shares | Tranche One
Business Acquisition [Line Items]
Common stock price per share | $ / shares		$ 12.5	$ 12.5
Common Stock [Member] | Earnout Shares | Tranche Two
Business Acquisition [Line Items]
Common stock price per share | $ / shares		15	15
Common Stock [Member] | Earnout Shares | Tranche Three
Business Acquisition [Line Items]
Common stock price per share | $ / shares		17.5	17.5
Common Stock [Member] | Earnout Shares | Tranche Four
Business Acquisition [Line Items]
Common stock price per share | $ / shares		$ 20	$ 20
Public Warrants
Business Acquisition [Line Items]
Warrants outstanding at merger	28,750,000
Private Placement Warrants
Business Acquisition [Line Items]
Warrants outstanding at merger	898,250
Non Redemption Agreement Shares
Business Acquisition [Line Items]
Guaranteed redemption value per share | $ / shares	$ 13.07
PIPE Subscription Agreements [Member] | Blaize Class A Common Stock
Business Acquisition [Line Items]
Shares issued for common stock	1,529,500
Price per share of PIPE issuance | $ / shares	$ 10
BurTech LP
Business Acquisition [Line Items]
Shareholder note receivable, principal amount | $	$ 8,800,000
Common stock shares issued	750,000
Interest rate on shareholder note	7.00%
Sponsor Gurantee
Business Acquisition [Line Items]
Incremental redemption guarantee per share | $ / shares	$ 1.5
Sponsor [Member]
Business Acquisition [Line Items]
Incremental redemption guarantee per share | $ / shares	$ 1.5
Burkhan [Member] | Earnout Shares | Tranche One
Business Acquisition [Line Items]
Issuance of earnout share awards			650,000
Burkhan [Member] | Earnout Shares | Tranche Two
Business Acquisition [Line Items]
Issuance of additional earnout share awards			650,000
Burkhan [Member] | Earnout Shares | Tranche Three
Business Acquisition [Line Items]
Issuance of additional earnout share awards			650,000
Burkhan [Member] | Earnout Shares | Tranche Four
Business Acquisition [Line Items]
Issuance of additional earnout share awards			650,000
Bur Tech
Business Acquisition [Line Items]
Merger exchange ratio	0.78
Legacy Blaize Shareholders [Member] | Earnout Shares | Tranche One
Business Acquisition [Line Items]
Issuance of earnout share awards			3,750,000
Legacy Blaize Shareholders [Member] | Earnout Shares | Tranche Two
Business Acquisition [Line Items]
Issuance of additional earnout share awards			3,750,000
Legacy Blaize Shareholders [Member] | Earnout Shares | Tranche Three
Business Acquisition [Line Items]
Issuance of additional earnout share awards			3,750,000
Legacy Blaize Shareholders [Member] | Earnout Shares | Tranche Four
Business Acquisition [Line Items]
Issuance of additional earnout share awards			3,750,000